Subsequent Event (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 07, 2019
Subsequent Event (Textual)
Percentage of revenues	15.00%	18.00%	21.00%
Subsequent Event [Member]
Subsequent Event (Textual)
Total consideration				$ 4,715